As filed with the Securities and Exchange Commission on February 26, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-21675)

WY Funds
(Exact name of registrant as specified in charter)

5502 N. Nebraska Avenue, Tampa, Florida, 33604
(Address of principal executive offices) (Zip code)

Mitchell York
Wertz York Capital Management Group LLC
5502 N. Nebraska Avenue, Tampa, Florida, 33604
(Name and address of agent for service)

813-932-2750
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/2009

Date of reporting period:  12/31/2009

Item 1. Reports to Stockholders.

Annual Report

December 31, 2009

Fund Advisor:
Wertz York Capital Management Group, LLC
5502 North Nebraska Avenue
Tampa, FL 33604
Toll Free: 866-319-3655

Must be preceded or accompanied by a prospectus. Please read it carefully before investing.

Management Discussion and Analysis (Unaudited)
Investment Results – Period Ended December 31, 2009

As indicated by the following tables, the Core Fund (the Fund) Class I returned 3.07% for the fiscal year 2009 and Class Y returned 3.22%.  Both share classes outperformed the 1-Year Constant Maturity Treasury Index;  Class I by 260 basis points and Class Y by 275 basis points (a basis point is equal to 1/100th of 1%).

Similar to 2008, the Fund outperformed the Index by maintaining a high yield throughout the year.  The interest rate advantage the Fund realized over the index was the result of the steep U.S. Treasury and U.S. Government Agency interest rate curves and Management’s decision to hold the higher interest paying securities purchased during the previous two years.  Management is very pleased with the overall results of the Fund for 2009, particularly with maintaining a high yield for investors while minimizing NAV volatility.

Annualized Rates of Return (I - Class) As of 12/31/2009
Time Period	1-YR CMT**	The Fund (I Shares)
1 Year (2009)	0.47%	3.07%
5 Year (2009)	3.06%	3.61%
Inception-to-Date (01/09/2002)	2.56%	2.88%

Gross expense ratio: 1.91%1 Net expense ratio: 1.51%1(after Adviser waiver of 0.40%)
The Adviser has contractually agreed to waive fees and/or reimburse expenses through April, 2010

Annualized Rates of Return (Y - Class) As of 12/31/2009
Time Period	1-YR CMT**	The Fund (Y Shares)
1 Year (2009)	0.47%	3.22%
Inception-to-Date (05/01/2007)	1.92%	3.92%

Gross expense ratio: 1.91%1 Net expense ratio: 1.26%1 (after Adviser waiver of 0.65%)
The Adviser has contractually agreed to waive fees and/or reimburse expenses through April, 2010
1The gross expense ratio and net expense ratio for each class are for fiscal year ended 12/31/08, as disclosed in the Fund’s Prospectus and may differ from the 2009 results presented in the financial highlights section of this report. The gross expense ratio and net expense ratio for the I-class and Y-class include 0.83% of interest expense that the Fund incurred during 2008.  The net expense ratio less the interest expense for the I-class is 0.68% and for the Y-class is 0.43%.

THE PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT
GUARANTEE FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost.
The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-319-3655. Class Y shares impose a 1.00% redemption fee on shares redeemed within 120 days or less of purchase. Performance data does not reflect the redemption fee. If it had, returns would be lower.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.
** The 1-Year Constant Maturity Treasury Index is an unmanaged index of US Treasury bonds that assumes reinvestment of all distributions and excludes the effect of taxes and fees. You cannot invest directly in an index.

Mutual fund investing involves risk.  Principal loss is possible.  Debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.
Investments in Asset Backed and Mortgage Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

The Core Fund is distributed by Quasar Distributors, LLC (2.10).

Core Fund Class I vs.
One-Year Constant Maturity Treasury Index
Value of $250,000 Investment
$313,492
$305,799
Core Fund Class I
One Year Constant Maturity Treasury Index

Core Fund Class Y vs.
One-Year Constant Maturity Treasury Index
Value of $30,000,000 Investment
$33,240,615
$31,560,381
Core Fund Class Y
One Year Constant Maturity Treasury Index

THE CORE FUND
EXPENSES
DECEMBER 31, 2009 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees; and indirect ongoing costs, including management fees and other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the six month period of July 1, 2009 through December 31, 2009.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these direct costs were included, your costs would be higher.

			Expenses Paid
			During Period*
	Beginning	Ending	July 1, 2009
	Account Value	Account Value	Through
	July 1, 2009	December 31, 2009	December 31, 2009

Actual - Class I	$1,000.00	$1,010.30	$4.05
Hypothetical
(5% return before expenses)	1,000.00	1,021.17	4.08

Actual - Class Y	$1,000.00	$1,011.50	$2.79
Hypothetical
(5% return before expenses)	1,000.00	1,022.43	2.80

* Expenses are equal to the Fund’s annualized expense ratio of 0.80% for Class I and 0.55% for Class Y, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period).  The Fund’s ending account value on the first line in the table is based on its actual total return of 1.03% for Class I and 1.15% for Class Y for the six-month period of July 1, 2009 to December 31, 2009.

THE CORE FUND
FUND PROFILE
December 31, 2009 (Unaudited)

Asset Allocation
(% of Net Assets)

U.S. Government & Agency Obligations	80.69%
Asset Backed Securities	12.62%
Municipal Bonds	5.19%
Short Term Investments	20.51%
Liabilities in excess of other assets, net	(19.01)%
Total Net Assets	100.00%

The CORE Fund
Schedule of Investments
December 31, 2009

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS - 5.19%
Pennsylvania - 5.19%
Pennsylvania State Higher Education Assistance Agency
0.93%, 06/01/2047 (a)(b)(e)	$4,675,000	$4,675,000
Pennsylvania State Higher Education Assistance Agency
0.694%, 05/01/2046 (a)(b)(e)	4,775,000	4,775,000
TOTAL MUNICIPAL BONDS (Cost $9,450,000)		9,450,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 80.69%
FFCB - 0.83%
4.70%, 04/28/2015 (b)	1,500,000	1,520,250
		1,520,250

FHLB - 16.08%
4.80%, 02/22/2018 (b)	1,500,000	1,509,000
4.805%, 08/20/2015	809,857	846,717
5.10%, 11/19/2014 (c)	3,000,000	3,122,517
5.25%, 12/11/2020 (b)	10,000,000	10,957,160
3.00%, 12/30/2019 (b)	3,000,000	3,000,000
5.20%, 08/27/2013 (c)	3,500,000	3,615,861
5.25%, 09/15/2017 (b)	992,475	1,050,137
5.25%, 11/08/2017 (b)(c)	5,000,000	5,190,000
		29,291,392

FHLMC - 25.87%
2.25%, 02/02/2012 (c)	5,000,000	5,006,610
2.45%, 02/17/2012 (c)	5,000,000	5,010,560
3.25%, 02/18/2014 (c)	3,000,000	3,011,406
3.25%, 06/25/2014 (c)	2,000,000	2,012,308
3.50%, 07/08/2014 (c)	1,500,000	1,506,186
4.00%, 07/20/2016 (c)	1,000,000	999,026
5.786%, 08/01/2037 (a)	766,170	814,414
Pool E01489, 4.50%, 11/01/2018	1,330,639	1,379,183
Pool G11793, 5.00%, 09/01/2015	932,105	969,096
Pool G12402, 5.00%, 11/01/2021	1,747,707	1,833,942
Pool C90779, 5.00%, 01/01/2024	715,433	740,470
Pool G30284, 5.00%, 02/01/2026	1,148,767	1,188,405
Pool G11759, 5.50%, 12/01/2018	759,885	809,018
Pool G13161, 5.50%, 05/01/2023	661,779	702,501
Pool 1B1691, 4.623%, 05/01/2034 (a)	781,822	805,518
Pool G12785, 5.50%, 08/01/2017	775,752	825,912
Pool 781955, 4.82%, 05/01/2034 (a)	344,209	354,832
Pool 847661, 5.762%, 12/01/2036 (a)	1,137,902	1,200,016
Pool 1N1628, 5.82%, 06/01/2037 (a)	1,303,451	1,387,412
Pool D97199, 6.00%, 02/01/2027	1,706,010	1,825,605
Pool C91000, 6.00%, 11/01/2026	1,854,346	1,986,791
Pool G30360, 6.00%, 10/01/2027	1,590,552	1,702,053
Series 2690, 4.50%, 11/15/2025	1,500,000	1,510,464
Series 3070, 4.50%, 10/15/2018	1,180,461	1,205,044
Series 2827, 4.50%, 01/15/2023	1,000,000	1,040,060
Series 2776, 4.00%, 01/15/2034	790,256	813,113
Series 3128, 5.00%, 10/15/2027	2,000,000	2,108,746
Series 3187, 5.00%, 02/15/2032	1,199,814	1,242,564
Series 2941, 5.00%, 05/15/2033	1,000,000	1,026,755
Series 3414, 5.00%, 12/15/2036	1,153,719	1,205,815
Series R016, 5.125%, 06/15/2018	385,723	402,193
Series 3349, 6.00%, 09/15/2036	478,764	512,139
		47,138,157

The accompanying notes are an integral part of these financial statements.

	Principal	Fair
	Amount	Value
FNMA - 36.39%
2.25%, 04/09/2012	$5,000,000	$5,024,370
3.25%, 02/18/2014	4,040,000	4,055,195
3.50%, 08/25/2014	3,000,000	3,021,924
4.30%, 04/15/2016	1,000,000	1,009,321
5.21%, 01/25/2023	2,000,000	2,004,970
4.25%, 01/06/2025	1,500,000	1,497,387
3.00%, 12/28/2016	3,000,000	2,950,566
5.65%, 05/17/2022 (b)(c)	5,000,000	5,095,000
5.953%, 06/21/2027 (b)(c)	3,000,000	3,195,000
6.06%, 07/20/2027 (b)(c)	1,000,000	1,029,000
Pool 735529, 4.73%, 08/01/2034 (a)	617,130	635,776
Pool 826046, 4.32%, 07/01/2035 (a)	1,403,992	1,438,305
Pool 254720, 4.50%, 05/01/2018	1,232,313	1,284,826
Pool 254510, 5.00%, 11/01/2017	870,406	917,433
Pool 254631, 5.00%, 02/01/2018	438,879	462,592
Pool 555545, 5.00%, 06/01/2018	564,690	595,023
Pool 357413, 5.00%, 07/01/2018	1,331,993	1,403,543
Pool 725647, 4.50%, 07/01/2019	1,102,680	1,146,913
Pool 255547, 4.50%, 01/01/2020	1,016,500	1,057,275
Pool 254985, 5.00%, 11/01/2023	752,658	782,164
Pool 257163, 5.00%, 04/01/2028	1,510,980	1,564,090
Pool 843024, 5.141%, 09/01/2035 (a)	631,343	651,697
Pool 254192, 5.50%, 02/01/2022	770,628	815,499
Pool 255182, 5.50%, 04/01/2024	752,651	796,594
Pool 257164, 5.50%, 04/01/2028	1,416,186	1,493,125
Pool 257239, 5.50%, 06/01/2028	1,501,966	1,583,566
Pool 802854, 4.24%, 12/01/2034 (a)	644,708	667,377
Pool 889634, 6.00%, 02/01/2023	1,423,619	1,523,232
Pool 256651, 6.00%, 03/01/2037	861,975	911,538
Pool 941676, 6.00%, 05/01/2037	1,641,852	1,736,259
Pool 256752, 6.00%, 06/01/2027	1,748,548	1,866,968
Pool 256890, 6.00%, 09/01/2037	779,913	824,758
Pool 256962, 6.00%, 11/01/2027	1,843,296	1,968,133
Pool 256946, 6.50%, 10/01/2027	1,214,121	1,310,070
Pool 851297, 4.31%, 09/01/2035 (a)	940,410	946,813
Series 2004-28, 4.50%, 01/25/2034	909,643	943,540
Series 2005-101, 5.00%, 06/25/2034	1,000,000	1,032,289
Series 2006-126, 5.50%, 04/25/2036	618,936	653,121
Series 2007-42, 5.50%, 01/25/2036	1,169,301	1,239,254
Series 2007-B2, 5.50%, 12/25/2020	127,608	135,097
Series 2008-51, 4.50%, 11/25/2022	1,359,609	1,417,832
Series 2008-67, 6.00%, 08/25/2034 (b)	324,088	324,898
Series 2009-3, 5.00%, 01/25/2049	1,261,611	1,326,649
		64,338,982

GNMA - 1.52%
Pool 80701, 5.375%, 06/20/2033 (a)	186,437	191,538
Pool 80825, 5.50%, 02/20/2034 (a)	128,601	133,106
Pool 80965, 4.625%, 07/20/2034 (a)	399,954	404,272
Pool 82212, 5.00%, 11/20/2038 (a)	1,886,637	1,978,866
Series 2003-110, 5.00%, 05/20/2029	161,908	163,064
Series 2008-6, 4.25%, 09/20/2037	1,816,141	1,883,117
		4,753,963

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $143,957,031)		147,042,744

The accompanying notes are an integral part of these financial statements.

	Principal	Fair
	Amount	Value
ASSET BACKED SECURITIES - 12.62%
Next Student Master Trust I Series 2007-1, Class A-12	$4,200,000	$3,990,000
1.49%, 09/01/2042 (a)(b)(d)(e)
(Acquired 01/30/08, Cost $4,200,000)
Next Student Master Trust I Series 2007-1, Class A-13	5,000,000	4,750,000
1.49%, 09/01/2042 (a)(b)(d)(e)
(Acquired 01/11/08, Cost $5,000,000)
Next Student Master Trust I Series 2007-1, Class A-14	15,000,000	14,250,000
1.82%, 09/01/2042 (a)(b)(d)(e)
(Acquired 9/10/07, Cost $15,000,000)
TOTAL ASSET BACKED SECURITIES (Cost $24,200,000)		22,990,000

	Principal	Fair
	Amount/Shares	Value
SHORT TERM INVESTMENTS - 20.51%
Money Market Funds - 20.51%
Dreyfus Institutional Reserves Money Fund, 0.25% (f)	920,677	920,677
Federated Prime Value Obligations Fund, 0.30% (f)	10,009,669	10,009,669
Federated Prime Management Obligations Fund, 0.32% (f)	5,005,125	5,005,125
Federated Prime Obligations Fund, 0.32% (f)	18,459,575	18,459,575
Federated Prime Cash Obligations Fund, 0.26% (f)	2,973,337	2,973,337
TOTAL SHORT TERM INVESTMENTS (Cost $37,368,383)		37,368,383

Total Investments (Cost $214,975,414) - 119.01%		216,851,127
Liabilities in Excess of Other Assets, Net (19.01%)		(34,631,308)
TOTAL NET ASSETS - 100.00%		$182,219,819

Footnotes

Percentages are stated as a percent of net assets.
(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of December 31, 2009.
(b)	Securities for which market quotations are not readily available are valued at fair value determined by the
Adviser and compared to independent third party sources. Such values are approved on a quarterly basis by the Board of Trustees. The total fair value of such securities at December 31, 2009 is $65,310,445, which represents 35.84% of total net assets.
(c)	Collateral for securities sold subject to repurchase.
(d)	Restricted security under Rule 144A of the Securities Act of 1933.
(e)	Illiquid security, a security may be considered illiquid if it lacks a readily available market. As of December 31, 2009 the value of these investments was $32,440,000 or 17.80% of total net assets.
(f)	The rate listed is the fund's 7-day yield as of December 31, 2009.

The accompanying notes are an integral part of these financial statements.

The CORE Fund
Schedule of Reverse Repurchase Agreements
December 31, 2009

		Principal		Principal &
Counterparty	Rate	Trade Date	Maturity Date	Interest	Par
Morgan Stanley	0.30%	12/9/2009	1/8/2010	$ 36,968,609	$ 36,961,525
				$ 36,968,609	$ 36,961,525

As of December 31, 2009, the fair value of securities held as collateral on reverse repurchase agreeements was $38,793,474, as noted on the Schedule of Investments.  In addition, margin deposits of $1,020,465 have been pledged in connection with the reverse repurchase agreements and is included in the deposit at broker on the Statement of Assets and Liabilities.

The accompanying notes are an integral part of these financial statements.

The CORE Fund
Schedule of Short Futures Contracts
December 31, 2009

Number		Unrealized
of Contracts		Appreciation

200	U.S. Treasury 10-Year Note Futures Contract
	Expiring March 2010 (Underlying Face Amount at Fair Value $23,090,625)	$ 651,062

As of December 31, 2009, margin deposits of $1,344,737 have been pledged in connection with the open short futures contracts, a portion of which represents the initial margin deposit on open short futures contracts.  This amount is included in the deposit at broker on the statement of Assets and Liabilities.

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2009

Assets:
Investments, at fair value (cost: $214,975,414)	$216,851,127
Receivables:
Securities sold	521,319
Capital shares purchased	456,290
Interest	929,756
Variation margin	78,124
Deposit at broker	2,365,202
Prepaid expenses	5,441
Total Assets	221,207,259

Liabilities:
Reverse repurchase agreements	36,961,525
Securities purchased	1,500,000
Capital shares redeemed	20,015
Distributions payable	416,235
Interest payable on reverse repurchase agreements	7,084
Advisory fees	52,461
Accrued expenses	30,120
Total Liabilities	38,987,440

Net Assets	$182,219,819

Net Assets consist of:
Paid-in capital	187,239,135
Accumulated undistributed net investment income	61,073
Net accumulated realized loss on investments	(7,607,164)
Net unrealized appreciation on investments	1,875,713
Net unrealized appreciation on futures contracts	651,062
Net Assets	$182,219,819

Class I
Net Assets	$5,818,810
Shares outstanding (Unlimited number of shares of beneficial interest authorized)	601,984
Net Asset Value, offering and redemption price per share ($5,818,810 / 601,984 shares)	$9.67

Class Y
Net Assets	$176,401,009
Shares outstanding (Unlimited number of shares of beneficial interest authorized)	18,235,310
Net Asset Value, offering and redemption price per share ($176,401,009 / 18,235,310 shares)	$9.67

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009

Investment Income:
Interest	$7,607,955
Total Investment Income:	7,607,955

Expenses:
Investment advisory fees	1,933,715
Interest expense	192,332
Compliance officer compensation fees	36,000
Audit expenses	16,874
Legal expenses	68,103
Insurance expenses	23,080
Other expenses	21,075
Trustee expenses	13,001
Total Expenses:	2,304,180

Expenses waived and reimbursed - Class I	(85,595)
Expenses waived and reimbursed - Class Y	(1,124,146)
Total Waivers:	(1,209,741)
Total Net Expenses:	1,094,439

Net investment income	6,513,516

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments	624,084
Options	165,877
Futures contracts	(1,145,163)

Net change in unrealized appreciation (depreciation) on transactions from:
Investments	(1,161,910)
Futures contracts	1,212,959
Net realized and unrealized gain(loss) on investments	(304,153)

Net increase in net assets resulting from operations	$6,209,363

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	December 31, 2009	December 31, 2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,513,516	$8,737,507
Net realized gain (loss) on investments	(355,202)	(3,510,996)
Net change in unrealized appreciation on investments	51,049	912,344
Net increase in net assets resulting from operations	6,209,363	6,138,855

Distributions to shareholders from:
Net investment income - Class I	(709,531)	(1,508,361)
Net investment income - Class Y	(6,022,319)	(7,275,852)
Total distributions	(6,731,850)	(8,784,213)

Capital Share Transactions:
Shares sold:
Class I	--	7,882,398
Class Y	45,213,554	137,775,568
Shares reinvested:
Class I	199,825	286,973
Class Y	6,042,423	7,324,546
Shares redeemed:
Class I	(23,588,071)	(24,879,748)
Class Y	(34,491,128)	(50,881,798)
Increase (decrease) in net assets from capital share transactions	(6,623,397)	77,507,939

Total increase (decrease) in net assets	(7,145,884)	74,862,581

Net Assets:
Beginning of year	189,365,703	114,503,122
End of year	$182,219,819	$189,365,703

Accumulated net investment income	$61,073	$21,202

Share Transactions:
Shares sold:
Class I	--	802,726
Class Y	4,594,689	14,063,900
Shares reinvested:
Class I	20,591	29,313
Class Y	684,660	749,029
Shares redeemed:
Class I	(2,432,420)	(2,531,380)
Class Y	(3,558,675)	(5,226,929)
Net increase (decrease) from share transactions	(691,155)	7,886,659

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS I	December 31, 2009	December 31, 2008	December 31, 2007	December 31, 2006	December 31, 2005

Net Asset Value,
Beginning of Year	$9.69	$9.83	$9.83	$9.83	$9.83

Investment Operations:
Net investment income	0.25	0.44	0.48	0.39	0.25
Net realized and unrealized gain/(loss)
on investments	0.04 (a)	(0.13)	0.00	0.00	0.01
Total from investment operations	0.29	0.31	0.48	0.39	0.26

Distributions from:
Net investment income	(0.31)	(0.45)	(0.48)	(0.39)	(0.26)
Total distributions	(0.31)	(0.45)	(0.48)	(0.39)	(0.26)

Net Asset Value, End of Year	$9.67	$9.69	$9.83	$9.83	$9.83

Total Return	3.07%	3.24%	5.00%	4.05%	2.74%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$5,819	$29,205	$46,339	$172,509	$224,590
Ratio of expenses to average net assets:
Before fee waiver (Including interest expense)	1.19%	1.89%	1.51%	1.01%	1.40%
Before fee waiver (Excluding interest expense)	1.09%	1.06%	1.03%		1.00%
After fee waiver (Including interest expense)	0.79%	1.49%	1.05%	0.51%	0.89%
After fee waiver (Excluding interest expense)	0.69%	0.66%	0.57%		0.49%
Ratio of net investment income
to average net assets:
Before fee waiver	2.74%	4.19%	4.31%	3.47%	2.09%
After fee waiver	3.14%	4.59%	4.78%	3.97%	2.60%
Portfolio turnover rate	71%	62%	183%	81%	141%

(a)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period. It does not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuations in share transactions in the period.

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	For the	For the	For the
	Year Ended	Year Ended	Period Ended
CLASS Y	December 31, 2009	December 31, 2008	December 31, 2007	(a)

Net Asset Value,
Beginning of Period	$9.70	$9.84	$9.82

Investment Operations:
Net investment income	0.33	0.48	0.33
Net realized and unrealized gain/(loss)
on investments	(0.02)	(0.14)	0.03
Total from investment operations	0.31	0.34	0.36

Distributions from:
Net investment income	(0.34)	(0.48)	(0.34)
Total distributions	(0.34)	(0.48)	(0.34)

Net Asset Value, End of Period	$9.67	$9.70	$9.84

Total Return	3.22%	3.49%	3.72%	(b)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$176,401	$160,160	$68,164
Ratio of expenses to average net assets:
Before fee waiver (Including interest expense)	1.19%	1.89%	2.25%	(c)
Before fee waiver (Excluding interest expense)	1.09%	1.06%	1.03%	(c)
After fee waiver (Including interest expense)	0.54%	1.24%	1.60%	(c)
After fee waiver (Excluding interest expense)	0.44%	0.41%	0.38%	(c)
Ratio of net investment income
to average net assets:
Before fee waiver	2.74%	4.19%	4.48%	(c)
After fee waiver	3.39%	4.84%	5.13%	(c)
Portfolio turnover rate	71%	62%	183%

(a)	For the period of May 1, 2007 (commencement of operations) to December 31, 2007.
(b)	Not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
STATEMENT OF CASH FLOWS
For the Year Ended December 31, 2009

Increase (decrease) in cash--

Cash flows from operating activites:
Net increase in net assets from operations	$6,209,363
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash from operating activities:

Purchases of investments	(138,754,600)
Proceeds for dispositions of investment securities	160,198,826
Purchase of short term investments, net	(22,890,139)
Accretion of discount/amortization of premium, net	(529,031)
Increase in deposits with brokers for future sales	(1,276,616)
Decrease in receivable for securities sold	5,541,023
Decrease in receivable for variation margin	336,166
Increase in other assets	(2,205)
Decrease in interest receivable	666,353
Increase in payable for securities purchased	1,500,000
Decrease in payable to custodian	(3,294)
Decrease in accrued advisory fees	(17,456)
Increase in accrued expenses	13,724
Decrease in interest payable on reverse repurchase agreements	(757)
Unrealized depreciation on securities	1,161,910
Net realized gain on investments	(624,084)
Net realized gain on options	(165,877)
Net cash from operating activities	12,421,368

Cash flows used in financing activities:
Increase in reverse repurchase agreements	831,454
Proceeds from shares sold	45,382,447
Payment on shares redeemed	(58,059,184)
Distributions paid in cash	(576,085)
Net cash used in financing activities	(12,421,368)

Net increase in cash	-

Cash:
Beginning balance	-
Ending balance	$-

Supplemental information:
Cash paid for interest expense	$193,089
Noncash financing activity - reinvestment of dividend distributions	$6,242,248

The accompanying notes are an integral part of these financial statements.

The Core Fund
Notes to Financial Statements
For the Year Ended
December 31, 2009

NOTE 1. ORGANIZATION

The Core Fund (the “Fund”), a diversified series of WY Funds (the “Trust”), is a registered open-end investment company, established under the laws of Ohio by an Agreement and Declaration of Trust dated October 20, 2004 (the “Trust Agreement”). On January 3, 2005, the Trust and the Board of Trustees of the AmeriPrime Advisors Trust (“AmeriPrime”), respectively, approved the reorganization of the Fund, a series of AmeriPrime, into a newly created series of the Trust with the same fund name. The tax-free reorganization was effective February 7, 2005.

As of May 1, 2007, the Fund offers two share classes; Class I and Class Y.  Class I shares were first offered to the public when the Fund commenced operations on January 9, 2002.  On May 1, 2007, the Fund commenced operations of Class Y shares.  Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees.  Expenses attributable to any class are borne by that class.  On matters affecting only one class, only shareholders of that class may vote.  Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole.  The Fund may offer additional classes of shares in the future.

The Fund is the only series of the Trust currently authorized by the Trustees. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Fund’s adviser is Wertz York Capital Management Group, L.L.C. (the “Adviser”). The Fund’s investment objective is to achieve a high level of income over the long term consistent with the preservation of capital.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonable expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on a (i) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (ii) yield to maturity with respect to debt issues, or a combination of these and other methods.  To the extent that valuation of these securities is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in level 3.

U.S. Government Securities - U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using prices furnished by a pricing service.  Agency issued debt securities are generally valued in a manner similar to U.S. government securities.  U.S. government and agency securities are generally categorized in level 1 or level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.  In cases where the Adviser has decided that the price provided by the pricing service does not accurately reflect fair value, the Adviser will value U.S. government and agency obligations based on a methodology which incorporates the security’s yield based on its stated call date, estimated weighted average life of the security and the yields of newly issued securities with similar terms and maturity dates relative to the security’s call provisions.  Securities priced using these methodologies have generally been categorized as level 3.

Asset Backed Securities - The fair value of asset backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establishes a benchmark yield, and develops an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.  The Adviser also considers additional inputs such as the security and the creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuances in developing its estimate of fair value.  To the extent the inputs are observable and timely, the values would be categorized in level 2 of the fair value hierarchy; otherwise they would be generally categorized as level 3.

Municipal Bonds - The fair value of municipal bonds is generally evaluated in a manner similar to asset backed securities.  A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity.  In addition, the Adviser considers additional inputs such as calls of bond principal by the issuer in developing its estimate of fair value.  To the extent the inputs are observable and timely, the values would be categorized in level 2 of the fair value hierarchy; otherwise they would be generally categorized as level 3.

Derivative Instruments - Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

Summary of Fair Value Exposure - The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 -
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following table is a summary of the inputs used to value the Fund’s assets and liabilities measured at fair value as of December 31, 2009:

Assets
	Level 1	Level 2	Level 3	Total
Fixed Income

U.S. Government & Agency Obligations	$-	$114,172,299	$32,870,445	$147,042,744

Asset Backed Securities	-	-	22,990,000	22,990,000

Municipal Bonds	-	-	9,450,000	9,450,000
Total Fixed Income	-	114,172,299	65,310,445	179,482,744

Short-Term Investments	37,368,383	-	-	37,368,383

Total	$37,368,383	$114,172,299	$65,310,445	$216,851,127

Other Financial Instruments*	$651,062	$-	$-	$651,062

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation (depreciation) on the instrument.

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities

Balance as of December 31, 2008	$50,769,501

Realized gain (loss)	44,181

Change in unrealized appreciation (depreciation)	(1,507,026)

Net purchase (sales)	(5,907,519)

Transfers in and/or out of Level 3	21,911,308

Balance as of December 31, 2009	$65,310,445

Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at December 31, 2009.	$(1,396,845)

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to continue to qualify each year as a regulated investment company under subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its net investment income and net realized capital gains.

Security Transactions and Related Income and Expenses - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.  The investment income and expenses of the Fund (other than class specific expense waivers) and realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon their relative share value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a monthly basis. Distributions are recorded on the ex-date.  The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.  As of December 31, 2009, the Fund recorded a permanent book to tax difference of $258,205 from accumulated undistributed net investment income to accumulated net realized loss.

Options Transactions - The Fund may utilize options in an attempt to manage market or business risk or enhance returns.  When a call or put option is written, an amount equal to the premium received is recorded as a liability.  The liability is marked-to-market daily to reflect the current fair value of the option written.  When an option written expires, a gain is realized in the amount of the premium originally received.  If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction.  If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.  If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.  As of December 31, 2009, the Fund did not hold any written options.  See Note 5 for additional disclosure related to transactions in written options during the period.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract.  If an option purchased expires, a loss is realized in the amount of the cost of the option contract.  If an option purchased expires, a loss is realized in the amount of the cost of the option contract.  If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option contract.  If a purchased put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid.  If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.  As of, and during the year ended December 31, 2009, the Fund did not hold any purchased options.

Futures Contracts and Options on Futures Contracts - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts and options on such futures contracts, to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The use of futures contracts, and options on futures contracts, involves the risk of imperfect correlation in movements in the price of futures contracts and options thereon, interest rates and the underlying hedged assets.

Reverse Repurchase Agreements – Reverse repurchase agreements involve a sale of security by the Fund to a bank or securities dealer and the Fund’s simultaneous agreement to repurchase the security for a fixed price (reflecting a market rate of interest) on a specific date.  The securities sold are carried as assets in the financial statements and are measured at fair value.  The proceeds of the sale are reported as liabilities and are carried at amortized cost.  Interest incurred on reverse repurchase agreements is recognized as interest expense over the life of each agreement.  These transactions involve a risk that the counterparty will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund.  Reverse repurchase transactions are leveraging transactions that may increase the volatility of the Fund’s investment portfolio.  Regulatory interpretations of the limitations on indebtedness applied by the 1940 Act require the Fund to segregate cash or certain liquid securities when entering into leveraging transactions.

Short Sales – The Company may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Company sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.   A gain, limited to the price at which the Company sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Derivatives - The Fund's advisor may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as futures), options on futures contracts, stock index options, forward currency contracts, swap and structured contracts  to hedge the portfolio from interest rate risk.  The Adviser uses instruments to extend the Fund's duration when interest rates are expected to decline or reduce the Fund's duration when interest rates are expected to rise.  The main purpose of utilizing these derivative instruments is to reduce the volatility of the Fund's NAV.

In this reporting period the Fund adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position.  Tabular disclosure regarding derivative fair value and gain/loss by contract typed (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Transactions in short future contracts for the year ended December 31, 2009, are as follows:
Contracts

Outstanding at December 31, 2008	265
Futures opened	2,011
Futures closed	(2,076)
Outstanding at December 31, 2009	200

The locations on the statement of assets and liabilities of the Fund’s derivative positions by type of exposure, all of which are not accounted for as hedging instruments under ASC 815, is as follows:

Values of Derivative Instruments as of December 31, 2009 on the Statement of Assets and Liabilities

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Interest Rate Contracts*	Deposit at broker, Variation margin	$78,124	None	$0
Total		$78,124		$0

*Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Short Futures Contracts. Only current day's variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2009

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under ASC 815		Options	Futures	Total
Interest Rate Contracts		$165,877	$(1,145,163)	$(979,286)
Total		$165,877	$(1,145,163)	$(979,286)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under ASC 815		Options	Futures	Total
Interest Rate Contracts		$0	$1,212,959	$1,212,959
Total		$0	$1,212,959	$1,212,959

*See Note 5 for additional disclosure related to transactions in written options during the period.

Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The Fund has reviewed all open tax years and major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return.  As of December 31, 2009, open Federal and state tax years for the Fund include the tax years ended December 31, 2006 through 2009.

Events Subsequent to the Fiscal Period End - The Fund has adopted financial reporting rules regarding subsequent events which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  In addition, an entity is required to disclose the date through which subsequent events have been evaluated.  Management has evaluated the Fund’s related events and transactions that occurred subsequent to December 31, 2009, through February 26, 2010, the date of issuance of the Fund's financial statements.  Except as disclosed in Note 10, there were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement, (the Agreement), the Adviser manages the Fund’s investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of non-interested Trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund’s expenses, the Fund is obligated to pay the Adviser a fee at the annual rate of 1.00% of the average value of the daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund’s expenses, except those specified below, are paid by the Adviser.  The Adviser has contractually agreed to waive fees and/or reimburse expenses to maintain the Fund’s total annual operating expenses (excluding brokerage costs, borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; rating agency fees; fees and expenses for audit and non-audit services provided by independent public accountants; legal fees and expenses; insurance expenses; fees and expenses of the non-interested person Trustees and the Chief Compliance Officer; indirect expenses, such as expenses incurred by other investment companies in which the Fund invests; and extraordinary expenses) at 0.60% and 0.35% of Class I and Class Y shares average daily net assets, respectively, from May 1, 2009 through April 30, 2010.  The Fund is not obligated to reimburse the Advisor for any fees or expenses waived in previous fiscal years.  For the year ended December 31, 2009, the Adviser earned a fee of $1,933,715 from the Fund.  For the year ended December 31, 2009, the Adviser waived fees and expenses totaling $85,595 for Class I and $1,124,146 for Class Y.  At December 31, 2009, the Fund owed the Adviser $52,461 for its advisory services.

The Fund retains U.S. Bancorp Fund Services, LLC, (“USBFS”) to provide the Fund with administrative services, fund accounting and transfer agency services, including all regulatory reporting and necessary office equipment and personnel. The Adviser paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement.  Quasar Distributors, LLC, (the Distributor) acts as the principal distributor of the Fund’s shares.  The Distributor is an affiliate of USBFS.

NOTE 4. INVESTMENTS

For the year ended December 31, 2009, purchases and sales of investment securities, other than short-term investments (money market funds) were as follows:

Amount
Purchases
U.S. Government Obligations	$138,754,600
Other	-

Sales
U.S. Government Obligations	$159,548,823
Other	650,003

NOTE 5. OPTIONS

The premium amount and number of option contracts written during the year ended December 31, 2009 were as follows:
	Premium	Number
	Amount	of Contracts

Options outstanding at December 31, 2008	$-	-
Options written	242,281	275
Options closed	(66,547)	(100)
Options exercised	-	-
Options expired	(175,734)	(175)
Options outstanding at December 31, 2009	-	-

*See Note 2 for additional disclosure related to transactions in written options during the period.

NOTE 6. ESTIMATES

Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 7. FEDERAL TAX INFORMATION

The following balances for the Fund are as of December 31, 2009, the Fund’s most recent fiscal year end:

Amount
Cost of investments for tax purposes	$214,975,414
Gross tax unrealized appreciation	3,250,924
Gross tax unrealized depreciation	(1,375,211)
Net tax unrealized appreciation on investments	1,875,713
Undistributed ordinary income	61,073
Undistributed long-term capital gains	-
Total distributable earnings	61,073
Other accumulated gains/(losses)	(6,956,102)
Total accumulated earnings	$(5,019,316)

As of December 31, 2009, the Fund had $101,437 of post-October losses, which are deferred until January 1, 2010 for tax purposes.  Net capital loss incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

At December 31, 2009, the Fund had available for federal income tax purposes unused capital loss carryforwards of $6,854,665, which is available for offset against future capital gains, the use of a portion of which is limited by IRS regulations.  Of such losses, $703,865 expire December 31, 2012, $724,416 expire December 31, 2014, $1,563,354 expire December 31, 2015, $115,204 expire on December 31, 2016 and $3,747,826 expire on December 31, 2017.  To the extent this loss carryforward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

The Fund paid monthly distributions of net investment income totaling $0.31 per share for Class I and $0.34 per share for Class Y during the year ended December 31, 2009.  The tax character of distributions paid during 2009 and 2008 for the Fund was as follows:

	Fiscal Year Ended		Fiscal Year Ended
	December 31, 2009		December 31, 2008
	Class I	Class Y	Class I	Class Y
Distributions paid from:

Ordinary Income	$709,531	$6,022,319	$1,508,361	$7,275,852
Short-term Capital Gain	-	-	-	-
Long-term Capital Gain	-	-	-	-

NOTE 9. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumptions of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of December 31, 2009, the School Board of Jackson County, Florida owned 87% of the outstanding shares of Class I, and the School Board of Pasco County, Florida and the School Board of Polk County, Florida owned 47% and 29% of the outstanding shares of Class Y, respectively.

NOTE 10. RECEIVABLES: SECURITIES SOLD

On September 16, 2008, the Fund attempted to redeem its position in the Reserve Primary Fund which was equal to $7,493,429 and recorded as a receivable by the Fund for its value on that date.  On September 22, 2008, the Reserve Primary Fund was granted an order by the SEC to suspend all rights of redemption and to extend the time for payment of redemptions already requested.  On September 29, 2008, the Board of Trustees of the Reserve Primary Fund voted to liquidate the assets of its portfolio.  As of December 31, 2009, the Fund had a remaining unpaid balance of $468,046, which was received on January 29, 2010 and is included in Receivables: Securities Sold at December 31, 2009.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and Board of Trustees
The Core Fund

We have audited the accompanying statement of assets and liabilities, including the schedules of investments,  short futures contracts and reverse repurchase agreements, of The Core Fund (the “Fund”), a series of the WY Funds, as of December 31, 2009, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2009 by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Core Fund as of December 31, 2009, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Westlake, Ohio
February 26, 2010

PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the 12 month period ending June 30, 2009 are available without charge, upon request by calling the Fund at (866) 329-2673 and in documents filed with the SEC on the SEC’s website at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS (Unaudited)

WY Funds, Inc. files the Fund’s complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request by calling the Fund at (866) 329-2673 and in documents filed with the SEC on the SEC’s website at www.sec.gov.

INDEMNIFICATIONS (Unaudited)

Under the Funds’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Fund enters into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

TRUSTEES AND OFFICERS (Unaudited)

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees.  Information pertaining to the Trustees and Officers of the Fund is set forth below.  The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge, upon request by calling (866) 329-2673.

Name and Date of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee
“Disinterested Persons”
Randy K. Sterns 1952	Trustee	Since 2004- indefinite term	Attorney- Bush, Ross, P.A.	None
Tammy Evans 1970	Trustee	Since 2004- indefinite term	Vice President- Marriott Vacation Club International, Inc.	None
Douglas Conner 1942	Trustee	Since 2004- indefinite term
Managing partner- Conner Properties and Conner Land, Ltd.; Chairman- J.W. Conner & Sons, Inc.; Chairman- Delta Asphalt Paving Co.; Chairman- Florida Midstate Realty; Vice President- Clear Springs Land Co., LLC
Director - Canterbury Tower, Inc.
“Interested Persons”
M. Brent Wertz 1 1969	Trustee/ Treasurer/ Secretary	Since 2004- indefinite term	Investment Adviser, Wertz York Capital Management Group LLC	Director – Three Strand Cord, Inc.; Huston Wertz Properties, LLC
Mitchell York 1967	President	Since 2004- indefinite term	Investment Adviser, Wertz York Capital Management Group LLC	None
David E. Scott 1971	Chief Compliance Officer	Since 2008- indefinite term
Managing Member, D.E. Scott & Associates, LLC (December 2005-present); Chief Compliance Officer, Strategic Value Partners, LLC (August 2004 -December 2005); Managing Director, IMRC Group (August 2003-August 2004).
None
____________________
1
Mr. Wertz  is an “interested person” of the Trust because he is an officer of the Trust.  In addition, he may be deemed to be an “interested person” of the Trust because he has an ownership interest in Wertz York Capital Management Group, LLC, the investment adviser of the Fund.

           PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources.  In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects.  The Fund collects the following nonpublic personal information about you:

•
Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•
Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses.  The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law.  The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security.  The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

TRUSTEES
M. Brent Wertz, Chairman
Douglas Conner
Tammy Evans
Randy K. Sterns

OFFICERS
Mitchell P. York, President
M. Brent Wertz, Treasurer & Secretary
David E. Scott, CCO

FUND ADVISER
Wertz York Capital Management Group, LLC
5502 North Nebraska Avenue
Tampa, FL 33604

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

INDEPENDENT ACCOUNTANTS
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, OH 44145

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut St., Suite 1400
Cincinnati, OH 45202

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
Mutual Fund Services, 3rd Floor
615 East Michigan Street
Milwaukee, WI  53202

This report is intended only for the information of shareholders or those who have received the Fund‘s prospectus which contains information about the Fund‘s management fee and expenses. Please read the prospectus carefully before investing.  Distributed by Quasar Distributors, LLC, (02/10).

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.  A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Tammy Evans is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  “Other services” provided by the principal accountant were review of Fund’s Prospectus.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2009	FYE 12/31/2008
Audit Fees	$14,000.00	$16,000.00
Audit-Related Fees	$500.00	$0.00
Tax Fees	$1,000.00	$1,000.00
All Other Fees	$0.00	$0.00

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen Fund Audit Services, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2009	FYE 12/31/2008
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

1

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2009	FYE 12/31/2008
Registrant	$550.00	$0.00
Registrant’s Investment Adviser	$0.00	$0.00

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

2

(a)
The Registrant’s President/Principal Executive Officer] and [Treasurer/Principal Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(b)
(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(c)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  WY Funds

By (Signature and Title /s/Mitchell York
Mitchell York, President

Date   2/19/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Mitchell York
Mitchell York, President

Date 2/19/2010

By (Signature and Title) /s/M. Brent Wertz
M. Brent Wertz, Treasurer

Date 2/19/2010

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